Non-controlling Interests ('NCI') and joint operations - Summarized Financial Information of Subsidiaries of the Group that have Material Non-controlling Interests (Parenthetical) (Detail)
₨ in Millions, $ in Millions
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ 149,452	$ 2,043	₨ 169,374
Put option [member] | ASI [member]
Disclosure of subsidiaries [line items]
Non-controlling interests	₨ (5,369)	$ (73)	₨ (4,000)	$ (53)